Consolidated Shareholders' Equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Details) - shares		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Average number of shares outstanding	[1]	1,225,500,000	1,249,400,000	[2]
Adjustment for stock options with dilutive effect		100,000	100,000
Adjustment for restricted shares		5,100,000	4,300,000
Average number of shares used to compute diluted earnings per share	[1]	1,230,700,000	1,253,800,000	[2]

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.